AerCap Transaction (Details 5) (Non-controlling Interest, ILFC, Market Auction Preferred Stock, USD $)	0 Months Ended
	Dec. 31, 2014	May 14, 2014	Dec. 31, 2014	May 14, 2014
Market Auction Preferred Stock
Liquidation value (in dollars per share)	100,000	100,000	100,000	100,000
Series A
Market Auction Preferred Stock
Market Auction Preferred Stock, shares issued	500	500	500	500
Market Auction Preferred Stock, shares outstanding	500	500	500	500
Period for reset of dividend rate, other than the initial rate, for each dividend period	49 days	49 days
Series B
Market Auction Preferred Stock
Market Auction Preferred Stock, shares issued	500	500	500	500
Market Auction Preferred Stock, shares outstanding	500	500	500	500
Period for reset of dividend rate, other than the initial rate, for each dividend period	49 days	49 days